Average Annual Total Returns - VY JPMorgan Small Cap Core Equity Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 2000® Index 1 Yr		Class ADV Russell 2000® Index 5 Yrs		Class ADV Russell 2000® Index 10 Yrs		Class ADV Russell 2000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2000® Index 1 Yr		Class I Russell 2000® Index 5 Yrs		Class I Russell 2000® Index 10 Yrs		Class I Russell 2000® Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 2000® Index 1 Yr		Class R6 Russell 2000® Index 5 Yrs		Class R6 Russell 2000® Index 10 Yrs		Class R6 Russell 2000® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 2000® Index 1 Yr		Class S Russell 2000® Index 5 Yrs		Class S Russell 2000® Index 10 Yrs		Class S Russell 2000® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 2000® Index 1 Yr		Class S2 Russell 2000® Index 5 Yrs		Class S2 Russell 2000® Index 10 Yrs		Class S2 Russell 2000® Index Since Inception
Total	15.84%	12.67%	11.73%		Aug. 12, 2004	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	16.53%	13.35%	12.40%		May 06, 2004	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	16.48%	13.33%	12.39%		May 03, 2016	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	16.30%	13.07%	12.12%		May 01, 2002	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	16.07%	12.90%	11.95%		Sep. 09, 2002	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.